FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified							12 Months Ended			12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2013 Discounted Cash Flows Net Loans EUR (€)	Dec. 31, 2013 Discounted Cash Flows High Net Loans	Dec. 31, 2013 Discounted Cash Flows Low Net Loans	Dec. 31, 2012 Long Term Debt [Member] Price Based EUR (€)	Dec. 31, 2012 Long Term Debt [Member] Price Based High	Dec. 31, 2012 Long Term Debt [Member] Price Based Low	Dec. 31, 2013 Other assets Price Based EUR (€)	Dec. 31, 2012 Other assets Price Based EUR (€)	Dec. 31, 2013 Other assets Price Based High	Dec. 31, 2012 Other assets Price Based High	Dec. 31, 2013 Other assets Price Based Low	Dec. 31, 2012 Other assets Price Based Low	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows FX Correlation EUR (€)	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows FX Correlation High	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows FX Correlation Low	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors EUR (€)	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors EUR (€)	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors High	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors High	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors Low	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors Low	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors and currencies (quanto) EUR (€)	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors and currencies (quanto) High	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors and currencies (quanto) Low	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread EUR (€)	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread High	Dec. 31, 2013 Interest Rate Contract Member Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread Low	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation EUR (€)	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation High	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation High	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation Low	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation Low	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility EUR (€)	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model Index volatility EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility High	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model Index volatility High	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility Low	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model Index volatility Low	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread EUR (€)	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread High	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread Low	Dec. 31, 2013 Credit Derivative Internal Model EUR (€)	Dec. 31, 2012 Credit Derivative Internal Model EUR (€)	Dec. 31, 2013 Credit Derivative Internal Model High	Dec. 31, 2012 Credit Derivative Internal Model High	Dec. 31, 2013 Credit Derivative Internal Model Low	Dec. 31, 2012 Credit Derivative Internal Model Low	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based EUR (€)	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based EUR (€)	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based High	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based High	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based Low	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based Low	Dec. 31, 2012 Other Trading debt securities Price Based EUR (€)	Dec. 31, 2012 Other Trading debt securities Price Based High	Dec. 31, 2012 Other Trading debt securities Price Based Low	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows EUR (€)	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows EUR (€)	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows High	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows High	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows Low	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows Low	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based EUR (€)	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based EUR (€)	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based High	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based High	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based Low	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based Low	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based EUR (€)	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based High	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based High	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based Low	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based Low	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Discounted Cash Flows EUR (€)	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Discounted Cash Flows High	Dec. 31, 2012 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Discounted Cash Flows Low	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based High	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based Low	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based EUR (€)	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based High	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based Low	Dec. 31, 2013 Trading Account Assets Member EUR (€)	Dec. 31, 2012 Trading Account Assets Member EUR (€)	Dec. 31, 2012 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2013 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2013 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2012 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2013 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2012 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Debt Securities Issued By Other Government And Public Sector Entities [Member] EUR (€)	Dec. 31, 2013 Long Term Debt EUR (€)	Dec. 31, 2012 Long Term Debt EUR (€)	Dec. 31, 2013 Net Loans EUR (€)	Dec. 31, 2013 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2012 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2013 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2012 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2013 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2012 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2013 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2013 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2013 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																																																																																															€ 171		€ 145		€ 3,163		€ 2,833		€ 0		€ 0						€ 3,333	€ 2,977	€ 3,334	€ 2,978
Held to maturity securities																																																																																																															812		0		9,634		380		25		25						10,360	356	10,471	405
Loans at amortized cost, net of allowance																																																																																																															0		0		0		0		65,940		67,896						65,408	66,835	65,940	67,896
Financial Liabilities:
Deposits at amortized cost																																																																																																															10,155		7,717		75,201		80,528		0		0						85,312	88,204	85,356	88,245
Other borrowed funds																																																																																																															0		0		1,678		2,025		0		0						1,678	2,027	1,678	2,025
Long-term debt at amortized cost																																																																																																															0		0		1,704		1,390		43		86						1,772	1,516	1,747	1,476
Assets
Trading assets																																																																																																															334		1,994		2,724		3,442		24		33		3,082		5,469
Greek government bonds																																																																																																																	0				0				0				0
Debt securities issued by other governments and public entities																																																																																																															237		223		218		33		0		0		455		256
Debt securities issued by Greek financial institutions																																																																																																															0		0		0		41		0		0		0		41
Debt securities issued by foreign financial institutions																																																																																																															5		113		313		64		24		33		342		210
Corporate debt securities issued by Greek companies																																																																																																															0		0		20		18		0		0		20		18
Corporate debt securities issued by foreign companies																																																																																																															0		4		13		5		0		0		13		9
Equity securities issued by Greek companies																																																																																																															26		30		0		0		0		0		26		30
Equity securities issued by foreign companies																																																																																																															7		8		0		0		0		0		7		8
Mutual fund units																																																																																																															7		12		0		0		0		0		7		12
Greek treasury bills																																																																																																															0		0		2,086		3,222		0		0		2,086		3,222
Foreign treasury bills																																																																																																															52		1,604		74		59		0		0		126		1,663
Derivative assets	5,091	3,671	[1]	3,693	[1]																																																																																																										1		5		3,649		3,659		21		29		3,671		3,693
Available-for-sale securities																																																																																																															2,459		3,676		3,646		2,948		280		467		6,385		7,091
Greek government bonds																																																																																																															0		0		1,698		1,475		265		207		1,963		1,682
Debt securities issued by other governments and public entities																																																																																																															2,053		3,032		603		457		0		0		2,656		3,489
Corporate debt securities issued by companies incorporated in Greece																																																																																																															0		23		407		389		2		75		409		487
Corporate debt securities issued by companies incorporated outside Greece																																																																																																															0		4		448		318		13		185		461		507
Equity securities issued by companies incorporated in Greece																																																																																																															107		88		0		0		0		0		107		88
Equity securities issued by companies incorporated outside Greece																																																																																																															19		27		0		0		0		0		19		27
Mutual Fund units																																																																																																															273		495		0		0		0		0		273		495
Foreign treasury bills																																																																																																															7		7		333		309		0				340		316
Greek treasury bills																																																																																																															0				157				0				157
Loans at fair value																																																																																																															0	[2]	0	[2]	0	[2]	181	[2]	76	[2]	0	[2]	76	[2]	181	[2]
Other assets																																																																																																															301		282		70		13		11		11		382		306
Total Assets																																																																																																															3,095		5,957		10,089		10,243		412		540		13,596		16,740
Liabilities
Deposits at fair value																																																																																																															0	[3]	0	[3]	282	[3]	2,955	[3]	0	[3]	0	[3]	282	[3]	2,955	[3]
Derivative liabilities																																																																																																															4		5		3,024		4,742		4		37		3,032		4,784
Accounts payable, accrued expenses and other liabilities (Securities short position)		2		4																																																																																																											2		4		64		0		0		0		66		4
Long-term debt at fair value																																																																																																															0	[2]	0	[2]	810	[2]	0	[2]	0	[2]	600	[2]	810	[2]	600	[2]
Total Liabilities																																																																																																															6		9		4,180		7,697		4		637		4,190		8,343
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year																																																																																									33	292	259	0	32	33	(8)	62	467	3,873	207	3,697	75	95	185	81	11	9	0	600	0
Gain/(losses) included in earnings																																																																																									7	(27)	(27)	0	7	0	30	(10)	7	(205)	1	(213)	4	7	2	1	0	1	0	210	0	0
Gain/(losses) included in OCI																																																																																									0	0	0	0	0	0	0	0	65	73	58	71	(4)	0	11	2	0	0	0	0	0	0
Purchases																																																																																									0	9	1	7	0	1	0	(26)	6	56	0	56	6	0	0	0	0	0	0	0	0	0
Sales																																																																																									(16)	(14)	(5)	(7)	(16)	(2)	0	0	(182)	(80)	0	(23)	(74)	(15)	(108)	(42)	0	0	0	0	0	0
Settlements																																																																																									0	(228)	(228)	0	0	0	(13)	0	(22)	(1,936)	0	(1,924)	0	(12)	(22)	0	0	0	0	0	0	0
Transfer into level 3																																																																																									0	1	0	0	0	0	26	2	0	143	0	0	0	0	0	143	0	1	1	0	600	76
Transfer out of level 3																																																																																									0	0	0	0	0	0	(18)	(36)	(61)	(1,457)	0	(1,457)	0	0	(61)		0			(810)	0	0
Balance at end of year																																																																																									24	33	0	0	24	32	17	(8)	280	467	266	207	7	75	7	185	11	11	1	0	600	76
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		2		61
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		0		(1)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		28		2
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date						76						11	11					1			4	14					1			7			3	2					5	(1)					1			(2)	(26)					16	32					1			265	207					2	75					13	30					155					8
Liabilities Fair Value Disclosure		€ 66		€ 4					€ 600
Price										70.0	70.0			101	101	101	101																																							98.7	98.6	26.4	20.8		37.0	37.0									101	60.0	101	37.0			93.8	99.0	93.8	93.8							28.7	24.8
Credit Spread over 30 years (bps)																																																																	156	821	156	821
Liquidity Factor Adjustment on Discounted Cash Flows Model																																																																																		25.00%	14.00%
FX Correlation																			0.85	(0.25)
Constant Maturity Swap correlation between different tenors																							0.93	0.93	0.68	0.68
Constant Maturity Swap correlation between different tenors and currencies (quanto)																												0.95	(0.10)
FX Pair Correlation																																			0.68	0.68	0.28	(0.10)
Index volatility																																									0.30	0.30	0.05	0.05
Credit Spread							1,500	200																							1,000	100														1,000	100
Expected Loss Rate																																																		0.80%	8.10%	0.80%	8.10%
Factor Of Collateral Realization																																																																																				65.00%	42.00%

[1]	Includes both long and short derivative positions.
[2]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
[3]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).